Exploration and Evaluation Assets - Disclosure of costs related to the properties (Details)	12 Months Ended
	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 162,731,725
Ending Balance	208,706,494	$ 162,731,725
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	162,731,725
Additions	34,318,351	37,144,538
Exploration assets before exchange rate effect	190,627,503	156,309,152	$ 119,164,614	$ 118,789,742
Effect of change in exchange rate	18,078,991	(6,422,573)		$ (374,872)
Effect of change in exchange rate, Additions	11,656,418	(6,797,445)
Exploration costs, Additions, Total	45,974,769	43,941,983
Ending Balance	208,706,494	162,731,725
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Cash [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	26,140,301	19,744,301
Additions	0	6,396,000
Ending Balance	26,140,301	26,140,301
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Effective settlement of loans receivables [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,190,024	1,190,024
Additions	0	0
Ending Balance	1,190,024	1,190,024
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Shares to be issued [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	58,146,988	58,146,988
Additions	882,830	0
Ending Balance	59,029,818	58,146,988
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Acquisition Costs Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	85,477,313	79,081,313
Additions	882,830	6,396,000
Ending Balance	86,360,143	85,477,313
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Analysis [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	8,302,436	5,166,595
Additions	3,069,729	3,135,842
Ending Balance	11,372,165	8,302,436
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Depreciation [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	77,662	23,951
Additions	94,996	53,711
Ending Balance	172,658	77,662
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Drilling [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	35,608,933	20,936,016
Additions	12,867,027	14,672,917
Ending Balance	48,475,960	35,608,933
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Ejido Rights [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	421,243	421,243
Additions	0	0
Ending Balance	421,243	421,243
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Engineering consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,184,053	671,537
Additions	47,252	512,516
Ending Balance	1,231,305	1,184,053
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Equipment [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	2,400,740	1,306,386
Additions	1,590,199	1,094,354
Ending Balance	3,990,939	2,400,740
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Field Cost [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	6,053,420	4,342,210
Additions	2,754,630	1,711,210
Ending Balance	8,808,050	6,053,420
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geological Consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	8,133,775	4,203,068
Additions	5,571,329	3,930,707
Ending Balance	13,705,104	8,133,775
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geophysical survey [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	158,542	0
Additions	3,693	158,542
Ending Balance	162,235	158,542
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geotech [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	182,599	0
Ending Balance	182,599	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | GIS management [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	203,054	0
Additions	164,414	203,054
Ending Balance	367,468	203,054
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Land and reclamation fees [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	20,727	0
Ending Balance	20,727	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Maintenance [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	849,862	396,939
Additions	811,532	452,923
Ending Balance	1,661,394	849,862
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Metallurgical testing [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	134,005	0
Ending Balance	134,005	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Other consulting [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	42,760	0
Ending Balance	42,760	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Project development [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	5,391,840	0
Ending Balance	5,608,277	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Rent of land [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	386,648	239,695
Additions	0	146,953
Ending Balance	386,648	386,648
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Special project [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	43,408	0
Ending Balance	43,408	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Travel and miscellaneous [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	7,051,471	2,375,661
Additions	645,381	4,675,810
Ending Balance	7,696,852	7,051,471
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	70,831,839	40,083,301
Additions	33,435,521	30,748,538
Ending Balance	$ 104,267,360	$ 70,831,839